Going concern (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended												151 Months Ended	160 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2000	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2012	Sep. 30, 2013
Going Concern (Textual)
Net loss	$ (1,420,913)	$ (3,012,454)	$ (672,286)	$ (4,893,951)	$ (5,483,954)	$ (8,361,205)	$ (3,444,795)	$ (467,266)	$ (3,425,986)	$ (5,570,905)	$ (5,617,581)	$ (6,053,362)	$ (4,580,237)	$ (5,734,791)	$ (3,532,044)	$ (3,192,384)	$ (5,090,621)	$ (55,743,463)	$ (60,637,414)
Net cash used in operations				(4,947,969)	(3,795,480)	(5,212,710)	(517,592)											(44,402,658)	(49,350,627)
Accumulated deficit	$ 60,637,414			$ 60,637,414		$ 55,743,463	$ 47,382,258											$ 55,743,463	$ 60,637,414